BlackRock Fund Investors I
--------------------------------------------------------------------------------
Annual Report
December 31, 1995

BlackRock Fund Investors I
Statement of Assets and Liabilities
December 31, 1995
--------------------------------------------------------------------------------

Assets
Investment in BlackRock Asset Investors, at estimated
   fair value (cost $37,687,147) (Note 1)                         $  35,226,267

Notes receivable (Note 4)                                                64,000

Deferred organization expenses and other assets (Note 1)                112,700
                                                                  -------------
                                                                     35,402,967
                                                                  -------------

Liabilities
Payable to BlackRock Asset Investors                                    678,962
Master administration fee payable (Note 2)                              165,166
Payable for organization expenses                                       113,087
Notes payable (Note 4)                                                   64,000
Directors' fee payable                                                   27,154
Other accrued expenses                                                   37,813
                                                                  -------------
                                                                      1,086,182
                                                                  -------------

Net Assets                                                        $  34,316,785
                                                                  =============


   Net assets were comprised of:

   Shares of beneficial interest, at par (Note 4)                 $         501
   Paid-in capital in excess of par                                  42,050,725
   Receivable for shares of beneficial interest (Note 4)             (4,359,993)
                                                                  -------------
                                                                     37,691,233
   Net investment loss                                                 (913,568)
   Net unrealized depreciation on investments                        (2,460,880)
                                                                  -------------

   Net assets, December 31, 1995                                  $  34,316,785
                                                                  =============

Net asset value per share                                         $      684.36
                                                                  =============

Total shares outstanding at end of period                             50,144.70
                                                                  =============


--------------------------------------------------------------------------------


See Notes to Financial Statements.

BlackRock Fund Investors I
Statement of Operations
For the Period March 29, 1995* through December 31,1995
--------------------------------------------------------------------------------

Net Investment Loss

Income
  Interest (net of interest expense of $4,161)                    $         --
                                                                  -------------

Expenses
  Master administration (Note 2)                                        791,482
  Directors                                                              60,791
  Amortization of deferred organization expenses                         19,734
  Audit                                                                  14,440
  Legal                                                                  10,153
  Custodian                                                               9,867
  Transfer agent                                                          3,970
  Miscellaneous                                                           3,131
                                                                  -------------

    Total expenses                                                      913,568
                                                                  -------------

Net investment loss                                                    (913,568)


Realized and Unrealized Loss
  on Investments (Note 3)
Net unrealized depreciation on investments                           (2,460,880)
                                                                  -------------

Net Decrease In Net Assets
Resulting from Operations                                         $  (3,374,448)
                                                                  =============


--------------------------------------------------------------------------------
* Commencement of investment operations.






See Notes to Financial Statements.

BlackRock Fund Investors I
Statement of Cash Flows
For the Period March 29, 1995* through December 31, 1995
--------------------------------------------------------------------------------

Increase (Decrease) in Cash

Cash flows used for operating activities:
  Interest received                                            $          4,161
  Expenses paid                                                          (8,247)
  Purchase of long-term portfolio investments                       (37,687,147)
                                                                  -------------

Net cash flows used for operating activities                        (37,691,233)
                                                                  -------------

Cash flows provided by financing activities:
  Proceeds from Trust shares issued                                  37,691,233
  Proceeds from notes sold                                               64,000
  Cost of notes purchased                                               (64,000)
                                                                  -------------

  Net cash flows provided by financing activities                    37,691,233
                                                                  -------------

Net increase in cash                                                        --


Cash, beginning of period                                                   --
                                                                  -------------

Cash, end of period                                               $         --
                                                                  =============

Reconciliation of Net Decrease in Net
  Assets Resulting from Operations
  to Net Cash Flows Used for
  Operating Activities

Net decrease in net assets resulting from operations              $  (3,374,448)
                                                                  -------------

Increase in investments                                             (37,687,147)

Increase in unrealized depreciation                                   2,460,880

Increase in deferred organization expenses and
  other assets                                                         (112,700)

Increase in accrued expenses and other liabilities                    1,022,182
                                                                  -------------

Total adjustments                                                   (34,316,785)
                                                                  -------------

Net cash flows used for operating activities                      $ (37,691,233)
                                                                  =============



--------------------------------------------------------------------------------
* Commencement of investment operations.






See Notes to Financial Statements.

BlackRock Fund Investors I
Statement of Changes in Net Assets
For the Period March 29, 1995* through December 31, 1995
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:

  Net investment loss                                            $     (913,568)

  Net unrealized depreciation
    on investments                                                   (2,460,880)
                                                                  -------------

  Net decrease in net assets resulting
    from operations                                                  (3,374,448)


  Proceeds from shares of beneficial interest issued                 37,691,233
                                                                  -------------

  Net increase                                                      (34,316,785)


Net Assets

Beginning of period                                                         --
                                                                  -------------
End of period                                                     $  34,316,785
                                                                  =============



--------------------------------------------------------------------------------
* Commencement of investment operations.






See Notes to Financial Statements.

BlackRock Fund Investors I
Financial Highlights
For the Period March 29, 1995* through December 31, 1995
--------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning of period                       $     1,000.00
                                                           --------------
  Net investment loss                                              (88.36)
  Net unrealized loss on
    investments                                                   (227.28)
                                                           --------------
Net decrease from investment operations                           (315.64)
                                                           --------------

Net asset value, end of period                             $       684.36
                                                           ==============

TOTAL INVESTMENT RETURN (a)                                       (31.56%)

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           (7.73%)(b)(c)
Net investment loss                                                (7.73%)(b)(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                                 $15,573

Portfolio turnover                                                    --

Net assets, end of period (in thousands)                          $34,317



--------------------------------------------------------------------------------

  * Commencement of investment operations.
(a) Total investment return is calculated assuming a purchase of a share of beneficial interest at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date. Total investment return for periods of less than one full year are not annualized.
(b) Annualized.
(c) The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 on an annualized basis is 0.62% and 0.62%, respectively.

    Contained above is audited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.





See Notes to Financial Statements.

BlackRock Fund Investors I
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1.           Organization and Accounting Policies

    BlackRock Fund Investors I ("Fund I") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund I invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund I. The value of Fund I's investment in BAI reflects Fund I's proportionate interest in the net assets of BAI. The performance of Fund I is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund I's financial statements.

    The following is a summary of significant accounting policies followed by Fund I.

Securities Valuation: Fund I's interest in BAI is valued by Fund I at its proportionate interest in the net asset value of BAI (34.89% at December 31, 1995). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Financial Statements which are included elsewhere in this report.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund I amortizes premium or accretes discount on securities purchased using the interest method.

Taxes: It is Fund I's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: Fund I declares and distributes dividends at least annually first from net investment income, then from realized short-term capital gains and other sources. Fund I also expects to pay distributions in the form of return of paid-in capital. Net long-term capital gains, if any, in excess of loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Master Administration, Administration and Other Expenses: Master administration and other expenses are recorded on the accrual basis.

Deferred Organization Expenses: A total of $130,484 was incurred in connection with the organization of Fund I. These costs have been deferred and are being amortized ratably over a period of 60 months from the date Fund I commenced investment operations.

Note 2.           Agreements

    Fund I has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator ") which provides that during the Commitment Period the Trust will pay to the Master Administrator for its services (which are solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .50% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .50% of the weighted average capital invested during the relevant period on an annualized basis.

    Fund I has also entered into an  Administration  Agreement with State Street
Bank  and  Trust  Company   ("State   Street").   For  its  services  under  the
Administration Agreement, State Street receives no fees from Fund I.

    Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund I, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund I. Fund I bears all other costs and expenses.

    Certain trustees of BAI and Fund I, who are not interested parties, are paid a fee for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to be exceed $500 annually and certain out-of-pocket expenses.

Note 3.           Portfolio Securities

    Purchases of investment securities for the period ended December 31, 1995 aggregated $37,687,147. The federal income tax basis of the investments of Fund I at December 31, 1995 was substantially the same as the basis for financial reporting.

Note 4.           Notes

    Fund I has issued and sold notes in the aggregate principal amount of $64,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of Fund I.

Note 5.           Capital

    Fund I has obtained capital commitments from investors in the form of subscription agreements to engage in the real estate debt investment activities described herein. When notified by Fund I, in accordance with the Declaration of Trust, the investors shall make capital contributions as are required to satisfy their outstanding capital commitments. Fund I must give fourteen days advance notice before contributions are due. As of December 31, 1995, the total capital commitments from investors was $194,950,055 of which $37,691,233 had been called and received. On December 29, 1995, Fund I made a capital call, received on January 12, 1996, totaling $4,359,993 which is recorded net in the capital account of Fund I at December 31, 1995.

Note 6.           Quarterly Data (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                Net realized and
                                                                   unrealized
                                     Net investment                  loss on                  Dividends and       Period end
     Quarterly        Total               loss                     investments                Distributions        net asset
      Period          income       Amount       Per Share      Amount      Per Share     Amount         Per Share    value
      ------          ------       ------       ---------      ------      ---------     ------         ---------    -----
March 29, 1995*
to April 30, 1995       -          ($197,081)   ($38.30)      ($454,714)    ($88.36)       -                -       $ 873.33

May 1, 1995
to June 30, 1995        -          ($158,177)   ($20.15)      ($352,836)    ($45.52)       -                -       $812.78

July 1, 1995
to Sept. 30, 1995       -          ($280,317)   ($23.03)      ($894,647)    ($74.05)       -                -       $720.68

October 1, 1995
to Dec. 31, 1995        -          ($277,992)    ($6.88)      ($758,678)    ($19.35)       -                -       $684.36

-----------------------------------------------------------------------------------------------------------------------------

---------------
*  Commencement of investment operations.

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BLACKROCK FUND INVESTORS I
REPORT OF INDEPENDENT AUDITORS


The Shareholders and Board of Trustees of
BlackRock Fund Investors I:


We have audited the accompanying statement of assets and liabilities of BlackRock Fund Investors I as of December 31, 1995 and the related statements of operations, cash flows, changes in net assets and financial highlights for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These financial statements are the responsibility of the Trustis management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with BlackRock Asset Investors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BlackRock Fund Investors I as of December 31, 1995, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period March 29, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the financial statements include investment in BlackRock Asset Investors valued at $35,226,272 (102.7% of net assets), whose value of underlying investments have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



Deloitte & Touche LLP
New York, New York
February 9, 1996

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

Trustees
Laurence D. Fink, Chairman
John C. Deterding
Charles Froland
Donald G. Drapkin
Wesley R. Edens
James Grosfeld
Philip Halpern
Laurence E. Hirsch
Kendrick R. Wilson, III

Officers
Ralph L. Schlosstein, President
Wesley R. Edens, Chief Operating Officer
John R. Herbert, Managing Director
Robert I. Kauffman, Managing Director
Randal A. Nardone, Managing Director
Erik P. Nygaard, Managing Director
Henry Gabbay, Treasurer
Susan L. Wagner, Secretary
James Kong, Assistant Treasurer
J. Robert Small, Managing Director and Assistant Secretary

Master Administrator
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue
New York, NY  10022


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BlackRock Fund Investors I
Two Heritage Drive
North Quincy, MA  02171